Lease Prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Non-current portion	¥ 17,358	$ 2,500	¥ 17,882
Current portion - amount charged to expense next year	524	76	524
Total lease prepayments of land use rights	¥ 17,882	$ 2,576	¥ 18,406